Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) yr $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) yr $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 21.11		$ 5.23
Award life (weighted average) | yr	6		5.7
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 16,453		$ 16,453		$ 13,292
Expense (benefit) for awards recognized | $	2,200	$ 1,900	3,992	$ 3,514
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 16,400		$ 16,400		$ 13,100
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 14.72		$ 13.03
Expected volatility	82.00%		82.00%
Risk-free interest rate	4.06%		3.79%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 24.87		$ 24.87
Expected volatility	83.00%		88.00%
Risk-free interest rate	4.24%		4.24%